BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2014
BORROWINGS [Abstract]
Schedule of bank borrowings
	At December 31,
	2013	2014
Short-term	$629,177,762	$624,871,434
Long-term, current portion	43,918,386	29,803,934
Subtotal	673,096,148	654,675,368
Long-term	69,489,079	43,451,827
	$742,585,227	$698,127,195

Schedule of future principal repayment on the long-term bank loans
2015	$29,803,934
2016	1,262,584
2017	34,014,005
2018 and after	8,175,238
$73,255,761